INTANGIBLE ASSETS - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	£ 734		£ 734	£ 737	£ 850
Goodwill impairment			641	237	£ 63
Ogilvy
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment		£ 393
Recoverable amount of asset or cash-generating unit	£ 948		£ 948
Ogilvy | Long term operating margin
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, intangible assets, reasonably possible change in risk variable	(2.00%)		(2.00%)
Sensitivity Analysis, intangible assets, reasonably possible change in risk variable, impairment			£ 105
Ogilvy | Margin growth rate
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, intangible assets, reasonably possible change in risk variable	(1.00%)		(1.00%)
Sensitivity Analysis, intangible assets, reasonably possible change in risk variable, impairment			£ 54
Ogilvy | Discount rate
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, intangible assets, reasonably possible change in risk variable	1.00%		1.00%
Sensitivity Analysis, intangible assets, reasonably possible change in risk variable, impairment			£ 77
Ogilvy | Long-term growth rate
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis, intangible assets, reasonably possible change in risk variable	1.00%		1.00%
Sensitivity Analysis, intangible assets, reasonably possible change in risk variable, impairment			£ 57
AKQA
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment	£ 65	£ 58	123	£ 158
Recoverable amount of asset or cash-generating unit	£ 111		111
AKQA | Long term operating margin
Disclosure of detailed information about intangible assets [line items]
Sensitivity Analysis, intangible assets, reasonably possible change in risk variable, impairment			22
Grey
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment			£ 58
First Step
Disclosure of detailed information about intangible assets [line items]
Assumed annual long-term growth rate	1.00%		1.00%	0.00%
Discount rate applied to cash flow projections	13.90%		13.90%	13.30%
Range of Pre-tax Discount Rates for Global Cash Generating Units
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.90%		12.90%	12.30%
Range of Pre-tax Discount Rates for Geographic Regions
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	1.00%		1.00%
Range of Pre-tax Discount Rates for Geographic Regions | Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.00%		12.00%	11.50%
Range of Pre-tax Discount Rates for Geographic Regions | Top of Range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	18.50%		18.50%	18.40%
Second Step
Disclosure of detailed information about intangible assets [line items]
Assumed annual long-term growth rate	2.00%		2.00%	2.00%
FVLCD
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections				10.50%
FVLCD | Ogilvy
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.75%		11.75%	10.50%
FVLCD | AKQA
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	10.75%		10.75%	10.50%
FVLCD | Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections				10.25%
FVLCD | Top of Range
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections				11.75%
Brand names
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	£ 60		£ 60	£ 83
Customer-related intangibles
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	33		33	50
Other acquired intangible assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	£ 92		£ 92	£ 83